Share-based payment (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Expense Recognized for Employee Services Received

The expense recognized for employee services received during the year is shown in the following table:

	31.12.2015	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	RMB’000	US$’000

Expense arising from equity-settled share-based payment transactions	10,275	5,301	1,592	252

Total expense arising from share-based payment transactions	10,275	5,301	1,592	252

Number and Weighted Average Exercise Prices ("WAEP") of, and Movements in Share Options

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in share options during the year:

	Number of share options	WAEP		Number of share options	WAEP
	2016	2016		2017	2017

Outstanding at January 1	570,000	US$	21.11 dollar	530,000	US$	21.11 dollar
Exercised during the year	—		—	(46,400)	US$	21.11 dollar
Cancelled during the year	(40,000)	US$	21.11 dollar	(13,600)	US$	21.11 dollar

Outstanding at December 31	530,000	US$	21.11 dollar	470,000	US$	21.11 dollar

Exercisable at December 31	353,333	US$	21.11 dollar	470,000	US$	21.11 dollar

Fair Value of Share Options and Assumptions

Fair value of share options and assumptions

Date of grant of options	On July 29, 2014

Fair value at measurement date (US$)	5.70 dollar – 6.74 dollar

Share price (US$)	21.11 dollar
Exercise price (US$)	21.11 dollar
Expected volatility (%)	47.4
Expected option life (years)	3.5 – 5.5
Expected dividends (%)	5.81
Risk-free interest rate (%)	1.4 – 2.0